Available-for-Sale-Securities - Schedule of Available-for-Sale Securities Reconciliation (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale [Line Items]
Cost	$ 86,615	$ 91,522	$ 30,750
Gross Unrealized Gains	0	0	0
Gross Unrealized Losses	(196)	(70)	(13)
Estimated Fair Value	86,419	91,452	30,737
Corporate debt securities
Debt Securities, Available-for-sale [Line Items]
Cost	62,770	53,135	8,406
Gross Unrealized Gains	0	0	0
Gross Unrealized Losses	(162)	(65)	(7)
Estimated Fair Value	62,608	53,070	8,399
Money market funds
Debt Securities, Available-for-sale [Line Items]
Cost	6,578	18,124	7,591
Gross Unrealized Gains	0	0	0
Gross Unrealized Losses	0	0	0
Estimated Fair Value	6,578	18,124	7,591
Municipal debt securities
Debt Securities, Available-for-sale [Line Items]
Cost	17,267	20,263	14,753
Gross Unrealized Gains	0	0	0
Gross Unrealized Losses	(34)	(5)	(6)
Estimated Fair Value	$ 17,233	$ 20,258	$ 14,747